Employee Long Term Incentive Plan	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Employee Long Term Incentive Plan

(19) Employee Long Term Incentive Plan

In connection with the IPO in March 2015, the limited partnership agreement of Summit Holdings was amended and restated to, among other things, modify its capital structure by creating the LP Units. Immediately following the Reclassification, 69,007,297 LP Units were outstanding, which were reclassified from the previously issued Class A-1, Class B-1, Class C, Class D-1 and Class D-2 units. The Class A-1, Class B-1 and Class C units were fully vested as of the Reclassification date. A portion, but not all, of the Class D-1 and D-2 units were vested. As of their respective grant date, approximately half of the Class D-1 units were subject to a vesting period of five years (“time-vesting interests”), 20% on the first anniversary of the grant date and the remaining 80% vested monthly over a period of four years following the first anniversary date. Approximately half of the D-1 units and all of the D-2 units vested upon Summit Holdings’ investors achieving certain investment returns (“performance-vesting interests”). The fair value of the time-vesting Class D units granted in 2014 and 2013 totaled $0.6 million and $1.6 million, respectively. The weighted-average grant-date fair value in 2014 and 2013 was $1,368, and $2,786, respectively.

As of the Reclassification date, there were 2,098,421 LP Units issued consistent with the original terms of the time-vesting interests, of which 575,256 were not fully vested, and 2,425,361 LP Units issued consistent with the original terms of the performance-vesting interests.

In addition, in substitution for part of the economic benefit of the Class C and Class D interests that was not reflected in the conversion of such interests to LP Units, warrants were issued to holders of Class C interests to purchase an aggregate of 160,333 shares of Class A common stock, and options were issued to holders of Class D interests to purchase an aggregate of 4,358,842 shares of Class A common stock (“leverage restoration options”). The exercise price of the warrants and leverage restoration options is the IPO price of $18.00 per share. In conjunction with the Reclassification of the equity-based awards, the Company recognized a $14.5 million modification charge in general and administrative costs.

The leverage restoration options were granted under the Summit Materials, Inc. 2015 Omnibus Incentive Plan (the “Omnibus Incentive Plan”) and vest over four years at a rate of 25% of the award on each of the first four anniversaries, subject to the employee’s continued employment through the applicable vesting date, beginning on the Reclassification date. The leverage restoration options that correlate to performance-vesting interests vest only when both the relevant return multiple is achieved and the four year time-vesting condition is satisfied.

In conjunction with the IPO, the Company also granted 240,000 options to purchase shares of Class A common stock under the Omnibus Incentive Plan to certain employees some of whom had not previously been granted equity-based interests. These stock options have an exercise price of $18.00 per share and vest over four years at a rate of 25% of the award on each of the first four anniversaries, subject to the employee’s continued employment through the applicable vesting date, beginning on the Reclassification date.

In addition, 10,000 restricted stock units were granted in 2015, which vest over four years at a rate of 25% of the award on each of the first four anniversaries, subject to the employee’s continued employment through the applicable vesting date. The fair value of restricted stock units is determined based on the closing stock price of Summit Inc.’s Class A common shares on the date of grant.

The outstanding warrants, restricted stock units and options granted have a ten year contractual term at which point any unexercised awards are cancelled. As of January 2, 2016, 4,550,061 awards have been granted under the Omnibus Incentive Plan of the 13,500,000 shares of Class A common stock authorized for issuance. The following table summarizes information for the equity awards granted in 2015:

	LP Units		Warrants
	Number of units	Weighted average fair value per unit	Number of warrants	Weighted average grant- date fair value per unit
Beginning balance - December 27, 2014	—	$—	—	$—
LP Unit Reclassification(1)	1,523,165	18.00	—	—
Granted	—	—	160,333	18.00
Vested	253,829	18.00	—	—
Forfeited	(22,644)	18.00	—	—

Balance - January 2, 2016	1,754,350	$18.00	160,333	$18.00

LP Units exercisable	1,754,350	20.04

(1)	In conjunction with the reclassification, the Class D interests were converted to LP Units. This amount reflects the reclassification of the vested Class D interests.

	Options		Restricted Stock Units
	Number of options	Weighted average grant- date fair value per unit	Number of restricted stock units	Weighted average grant- date fair value per unit
Beginning balance - December 27, 2014	—	$—	—	$—
Granted	2,300,314	9.00	10,000	23.79
Forfeited	(34,730)	8.95	—	—

Balance - January 2, 2016	2,265,584	$9.00	10,000	$23.79

The fair value of the time-vesting options granted in 2015 was estimated as of the grant date using the Black-Scholes-Merton model, which requires the input of subjective assumptions, including the expected volatility and the expected term. The fair value of the Class D units granted in 2014 and 2013 was estimated as of the grant date using Monte Carlo simulations, which requires the input of subjective assumptions, including the expected volatility and the expected term. The following table presents the weighted average assumptions used to estimate the fair value of grants in 2015, 2014 and 2013:

	2015	2014	2013
Class D Units
Risk-free interest rate	1.68% - 1.92%	0.50% - 0.68%	0.50%
Dividend yield	None	None	None
Volatility	50%	58%	58%
Expected term	7 - 10 years	3 - 4 years	4 years

The risk-free rate is based on the yield at the date of grant of a U.S. Treasury security with a maturity period approximating the expected term. As Summit Holdings has not historically and does not plan to issue regular dividends, a dividend yield of zero was used. The volatility assumption is based on reported data of a peer group of publically traded companies for which historical information was available adjusted for the Company’s capital structure. The expected term is based on expectations about future exercises and represents the period of time that the units granted are expected to be outstanding.

Compensation expense for time-vesting interests granted is based on the grant date fair value. The Company recognizes compensation costs on a straight-line basis over the service period, which is generally the vesting period of the award. A forfeiture rate assumption is factored into the compensation cost based on historical forfeitures. Compensation expense for performance-vesting interests would be recognized based on the grant date fair value. However, no compensation expense has been recognized for the performance-vesting interests, as management does not believe it is currently probable that certain investment returns, the performance criteria, will be achieved.

Share-based compensation expense, which is recognized in general and administrative expenses, totaled $19.9 million, $2.2 million and $2.3 million in the years ended January 2, 2016, December 27, 2014 and December 28, 2013, respectively. As of January 2, 2016, unrecognized compensation cost totaled $12.3 million. The weighted average remaining contractual term over which the unrecognized compensation cost is to be recognized is 3.1 years as of year-end 2015.